Schedule of Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation costs	$ 1	$ 1,666	$ 2,334	$ 592
General And Administrative Expenses [Member]
Stock-based compensation costs	1	1,592
Research and Development Expenses [Member]
Stock-based compensation costs		$ 74
General And Administrative Expenses [Member]
Stock-based compensation costs			2,297	498
Research and Development [Member]
Stock-based compensation costs			$ 37	$ 94